Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 10, 2013
Income Tax Contingency [Line Items]
Federal Income Tax Expense (Benefit), Continuing Operations	$ 1,630	$ 0	$ 0
State and Local Income Tax Expense (Benefit), Continuing Operations	677	0	0
Current Income Tax Expense (Benefit)	2,307	0	0
Deferred Federal Income Tax Expense (Benefit)	(85)	0	0
Deferred State and Local Income Tax Expense (Benefit)	(20)	0	0
Deferred Income Tax Expense (Benefit)	(105)	0	0
Total income tax expense	2,202
Statutory rate	35.00%	0.00%	0.00%
State and local income taxes net of federal benefit	0.42%	0.00%	0.00%
Other	0.18%	0.00%	0.00%
Effective tax rate	2.20%	0.00%	0.00%
Deferred Tax Assets, Other	1			0
Deferred Tax Assets, Unrealized Losses on Available-for-Sale Securities, Gross	21			0
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	104			0
Deferred income taxes	$ 126			$ 0
RCAP Holdings, LLC [Member]
Income Tax Contingency [Line Items]
Non-controlling interests	(33.40%)	0.00%	0.00%